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VIA EDGAR

May 24, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  Variable Annuity Account Nine ("Registrant")
     AllianceBernstein Ovation Plus Variable Annuity
     AIG SunAmerica Life Assurance Company ("Depositor")
     File Nos.  333-90324 and 811-21096

Ladies and Gentlemen:

     Pursuant to Rule 497(j), please be advised that the form of prospectus and Statement of Additional Information dated May 3, 2004 for Registrant contains no changes from the form of prospectus and Statement of Additional Information for the Registrant submitted in Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940 to the Registrant's registration statement on Form N-4 filed with the Securities and Exchange Commission on May 19, 2004 via EDGAR.

     Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.

Very truly yours,

/s/ LUCIA B. WILLIAMS

Lucia B. Williams
Director,
Variable Annuity Product Compliance